LEASE LIABILITIES AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Lease Liabilities And Right Of Use Assets [Line Items]
Derecognized Right-of-use assets and lease liabilities		$ 3,800,000
Termination of lease liability		397,087
Adjustment on disposal lease liabilities	$ 400,961
(Gain) loss on disposal of assets	(56,194)	4,000,000
Depreciation expense allocated to inventory	826,231	977,487
Additions to right-of-use assets	7,263,368
Liabilities classified as held for sale	$ 629,180
Minimum
Lease Liabilities And Right Of Use Assets [Line Items]
Percentage of lease liabilities discount rates	10.00%
Maximum
Lease Liabilities And Right Of Use Assets [Line Items]
Percentage of lease liabilities discount rates	20.00%
Cost
Lease Liabilities And Right Of Use Assets [Line Items]
Adjustment		(927,300)
Disposal	$ (899,398)	(4,197,087)
Additions to right-of-use assets	7,263,368	3,386,237
Classified as held for sale	(832,736)
Accumulated Amortization
Lease Liabilities And Right Of Use Assets [Line Items]
Disposal	554,631	230,686
Amortization expense	(1,280,652)	$ (1,576,459)
Classified as held for sale	$ 299,687